COMMITMENTS AND CONTINGENCIES (Details Narrative) - Craft Capital Management LLC [Member] - Engagement Agreement [Member] - USD ($)	Jul. 18, 2024	Sep. 27, 2023
CommitmentsAndContingenciesDisclosureLineItems [Line Items]
Compensation amount		$ 78,126
Breakup fee		$ 100,000
Legal fee	$ 25,000
Reimbursed capital	$ 53,126.36